Accounts payable and accrued liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Accounts payable and accrued liabilities
Accounts payable	$ 570,593	$ 48,195
Accrued interest	24,877	51,663
Credit card	6,933	4,540
Sales tax payable	25,831	11,737
Other liabilities	65,128	70,849
Payroll liability	12,127	0
Accounts payable and accrued liabilities	$ 705,489	$ 186,984